Taxes - Provision for income tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Taxes
Current	$ 27,860	$ 1,591
Deferred	0	0
Total	$ 27,860	$ 1,591